Summary of Significant Accounting Policies - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - Interest Rate Swaps [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Level 1 [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair value of net assets and liabilities	$ 0	$ 0
Level 2 [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair value of net assets and liabilities	1,646	3,615
Level 3 [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair value of net assets and liabilities	$ 0	$ 0